Consolidated Schedule of Investments(a)
Invesco Agriculture Commodity Strategy No K-1 ETF (PDBA)
July 31, 2025
(Unaudited)

	Shares	Value
Money Market Funds-92.85%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 4.24%(b)(c)	45,579,707	$45,579,707
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class, 4.37%(b)(c)	8,939,844	8,939,844
TOTAL INVESTMENTS IN SECURITIES-92.85% (Cost $54,519,551)		54,519,551
OTHER ASSETS LESS LIABILITIES-7.15%		4,201,015
NET ASSETS-100.00%		$58,720,566

Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$35,572,228	$77,050,688	$(67,043,209)	$-	$-	$45,579,707	$1,644,960
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class	2,687,787	41,602,027	(35,349,970)	-	-	8,939,844	214,514
Total	$38,260,015	$118,652,715	$(102,393,179)	$-	$-	$54,519,551	$1,859,474

(c)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
CME Feeder Cattle	19	September-2025	$3,149,725	$161,484	$161,484
Cocoa	97	September-2025	8,250,820	(721,775)	(721,775)
Coffee ’C’	68	September-2025	7,542,900	(1,367,766)	(1,367,766)
Corn	317	September-2025	6,244,900	(767,166)	(767,166)
Cotton No. 2	40	December-2025	1,345,000	(15,001)	(15,001)
Kansas City Wheat	105	July-2026	3,069,938	(176,292)	(176,292)
Lean Hogs	127	October-2025	4,550,410	(158,176)	(158,176)
Live Cattle	100	October-2025	8,926,000	379,584	379,584
Soybean	134	November-2025	6,627,975	(265,364)	(265,364)
Sugar No. 11	317	July-2026	5,875,912	11,980	11,980
Wheat	103	July-2026	2,987,000	(202,897)	(202,897)
Total Futures Contracts				$(3,121,389)	$(3,121,389)

(a)	Futures contracts collateralized by $7,105,097 cash held with Morgan Stanley & Co. LLC, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.

Consolidated Schedule of Investments(a)
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF (EVMT)
July 31, 2025
(Unaudited)

	Shares	Value
Money Market Funds-91.50%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 4.24%(b)(c)	5,472,252	$5,472,252
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class, 4.37%(b)(c)	828,514	828,514
TOTAL INVESTMENTS IN SECURITIES-91.50% (Cost $6,300,766)		6,300,766
OTHER ASSETS LESS LIABILITIES-8.50%		585,467
NET ASSETS-100.00%		$6,886,233

Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$6,000,420	$21,587,133	$(22,115,301)	$-	$-	$5,472,252	$174,768
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class	151,958	24,042,896	(23,366,340)	-	-	828,514	26,712
Total	$6,152,378	$45,630,029	$(45,481,641)	$-	$-	$6,300,766	$201,480

(c)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Cobalt Fastmarkets	22	September-2025	$766,326	$(33,312)	$(33,312)
Lithium Hydroxide Fastmarkets	8	October-2025	71,520	1,216	1,216
Lithium Hydroxide Fastmarkets	8	November-2025	71,520	1,215	1,215
Lithium Hydroxide Fastmarkets	8	December-2025	71,600	1,296	1,296
LME Copper	7	September-2025	1,678,833	26,699	26,699
LME Nickel	23	September-2025	2,047,757	(111,454)	(111,454)
LME Primary Aluminum	26	September-2025	1,666,509	113,590	113,590
SGX Iron Ore 62%	54	September-2025	538,704	18,354	18,354
Total Futures Contracts				$17,604	$17,604

(a)	Futures contracts collateralized by $545,914 cash held with Morgan Stanley & Co. LLC, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.

Consolidated Schedule of Investments(a)
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)
July 31, 2025
(Unaudited)

	Shares	Value
Money Market Funds-95.13%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 4.24%(b)(c)	3,567,388,624	$3,567,388,624
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class, 4.37%(b)(c)	804,331,684	804,331,684
TOTAL INVESTMENTS IN SECURITIES-95.13% (Cost $4,371,720,308)		4,371,720,308
OTHER ASSETS LESS LIABILITIES-4.87%		223,638,788
NET ASSETS-100.00%		$4,595,359,096

Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$1,703,494,867	$3,359,618,387	$(1,495,724,630)	$-	$-	$3,567,388,624	$103,381,153
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class	228,937,928	2,970,555,120	(2,395,161,364)	-	-	804,331,684	19,369,970
Total	$1,932,432,795	$6,330,173,507	$(3,890,885,994)	$-	$-	$4,371,720,308	$122,751,123

(c)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude	3,432	October-2025	$246,074,400	$11,233,732	$11,233,732
Corn	4,787	September-2025	94,303,900	(10,875,135)	(10,875,135)
Gasoline RBOB	2,890	December-2025	235,671,408	4,994,525	4,994,525
Gold No. 100	530	December-2025	177,475,800	(2,334,109)	(2,334,109)
LME Copper	326	December-2025	78,524,843	(1,562,637)	(1,562,637)
LME Primary Aluminum	1,178	October-2025	75,524,820	(1,034,551)	(1,034,551)
LME Zinc	1,050	October-2025	72,542,925	(1,881,483)	(1,881,483)
Natural Gas	3,840	May-2026	138,163,200	(6,799,019)	(6,799,019)
New York Harbor Ultra-Low Sulfur Diesel	2,599	September-2025	261,531,652	3,105,535	3,105,535
Silver	227	December-2025	42,211,785	(160,251)	(160,251)
Soybean	2,013	November-2025	99,568,012	(4,677,681)	(4,677,681)
Sugar No. 11	4,638	July-2026	85,969,968	(324,383)	(324,383)
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
July 31, 2025
(Unaudited)
Open Futures Contracts(a)—(continued)
Long Futures Contracts—(continued)	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Wheat	3,126	July-2026	$90,654,000	$(4,642,878)	$(4,642,878)
WTI Crude	3,521	November-2025	237,033,720	8,048,372	8,048,372
Total Futures Contracts				$(6,909,963)	$(6,909,963)

(a)	Futures contracts collateralized by $154,826,192 cash held with Morgan Stanley & Co. LLC, the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Commodity Risk
BNP Paribas	Receive	BNP Enhanced OPY Basket BCKTOPY1	0.20%	Monthly	August-2025	$225,000,000	$—	$724,881	$724,881
Citibank, N.A.	Receive	Citigroup Global Markets Limited Commodity Index	0.21	Monthly	August-2025	300,000,000	—	977,833	977,833
Goldman Sachs International	Receive	Goldman Sachs Managed Commodity Strategy GSEBA001	0.22	Monthly	August-2025	500,000,000	—	1,605,844	1,605,844
JPMorgan	Receive	J.P. Morgan Excess Return JMCUINVE Index	0.20	Monthly	August-2025	350,000,000	—	1,145,214	1,145,214
Macquarie Bank Ltd.	Receive	Macquarie MQCP322E Managed Futures Index	0.21	Monthly	August-2025	325,000,000	—	1,068,993	1,068,993
Merrill Lynch International	Receive	Merrill Lynch MLBXIVMB Excess Return Index	0.22	Monthly	August-2025	400,000,000	—	1,282,578	1,282,578
Morgan Stanley Capital Services LLC	Receive	Morgan Stanley MSCYIZ02 Index	0.20	Monthly	August-2025	150,000,000	—	493,864	493,864
Royal Bank of Canada	Receive	RBC Enhanced Commodity PS01 Index	0.20	Monthly	August-2025	400,000,000	—	1,308,308	1,308,308
Total - Total Return Swap Agreements							$—	$8,607,515	$8,607,515

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $63,680,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components tables below include additional information regarding the underlying components of certain reference entities that are not publicly available.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
BNP Enhanced OPY Basket BCKTOPY1
	Long Futures Contracts
	Heating Oil	13.17%
	Brent Crude Oil	12.45
	RBOB Gasoline	12.28
	WTI Crude Oil	12.15
	Gold	9.39
	Natural Gas	7.25
	Soybean	5.15
	Corn	4.80
	Sugar	4.73
	Wheat	4.59
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
July 31, 2025
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
	Copper	4.09
	Aluminium	3.97
	Zinc	3.77
	Silver	2.21
	Total	100.00%
Citigroup Global Markets Limited Commodity Index
	Long Futures Contracts
	Heating Oil	13.43%
	Brent Crude Oil	12.48
	RBOB Gasoline	12.25
	WTI Crude Oil	12.19
	Gold	9.26
	Natural Gas	7.17
	Soybean	5.16
	Corn	4.86
	Wheat	4.63
	Sugar	4.61
	Copper	4.05
	Aluminium	3.94
	Zinc	3.77
	Silver	2.20
	Total	100.00%
Goldman Sachs Managed Commodity Strategy GSEBA001
	Long Futures Contracts
	Heating Oil	13.17%
	Brent Crude Oil	12.45
	RBOB Gasoline	12.28
	WTI Crude Oil	12.15
	Gold	9.39
	Natural Gas	7.25
	Soybean	5.15
	Corn	4.80
	Sugar	4.73
	Wheat	4.59
	Copper	4.09
	Aluminium	3.97
	Zinc	3.77
	Silver	2.21
	Total	100.00%
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
July 31, 2025
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
JPMorgan Excess Return JMCUINVE Index
	Long Futures Contracts
	Heating Oil	13.43%
	Brent Crude Oil	12.48
	Refined Gas Blend	12.25
	WTI Crude Oil	12.19
	Gold	9.26
	Natural Gas	7.17
	Soybean	5.16
	Corn	4.86
	Wheat	4.63
	Sugar	4.61
	Copper	4.05
	Aluminium	3.94
	Zinc	3.77
	Silver	2.20
	Total	100.00%
Macquarie MQCP322E Managed Futures Index
	Long Futures Contracts
	Heating Oil	13.30%
	Brent Crude Oil	12.56
	RBOB Gasoline	12.25
	WTI Crude Oil	12.23
	Gold	9.26
	Natural Gas	7.19
	Soybean	5.16
	Corn	4.86
	Wheat	4.65
	Sugar	4.57
	Copper	4.06
	Aluminium	3.94
	Zinc	3.77
	Silver	2.20
	Total	100.00%
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
July 31, 2025
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Merrill Lynch MLBXIVMB Excess Return Index
	Long Futures Contracts
	Heating Oil	13.17%
	Brent Crude Oil	12.45
	RBOB Gasoline	12.28
	WTI Crude Oil	12.15
	Gold	9.39
	Natural Gas	7.25
	Soybean	5.15
	Corn	4.80
	Sugar	4.73
	Wheat	4.59
	Copper	4.09
	Aluminum	3.97
	Zinc	3.77
	Silver	2.21
	Total	100.00%
Morgan Stanley MSCYIZ02 Index
	Long Futures Contracts
	NY Harbor	13.30%
	Brent Crude Oil	12.56
	RBOB Gasoline	12.25
	WTI Crude Oil	12.23
	Gold	9.26
	Natural Gas	7.19
	Soybean	5.16
	Corn	4.86
	Wheat	4.65
	Sugar	4.57
	Copper	4.06
	Aluminium	3.94
	Zinc	3.77
	Silver	2.20
	Total	100.00%
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
July 31, 2025
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
RBC Enhanced Commodity PS01 Index
	Long Futures Contracts
	Heating Oil	13.43%
	Brent Crude Oil	12.48
	RBOB Gasoline	12.25
	WTI Crude Oil	12.19
	Gold	9.26
	Natural Gas	7.17
	Soybean	5.16
	Corn	4.86
	Wheat	4.63
	Sugar	4.61
	Copper	4.05
	Aluminium	3.94
	Zinc	3.77
	Silver	2.20
	Total	100.00%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.

Notes to Quarterly Consolidated Schedules of Portfolio Holdings
July 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Agriculture Commodity Strategy No K-1 ETF
Investments in Securities
Money Market Funds	$54,519,551	$-	$-	$54,519,551
Other Investments - Assets*
Futures Contracts	-	553,048	-	553,048
Other Investments - Liabilities*
Futures Contracts	-	(3,674,437)	-	(3,674,437)
Total Other Investments	-	(3,121,389)	-	(3,121,389)
Total Investments	$54,519,551	$(3,121,389)	$-	$51,398,162
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF
Investments in Securities
Money Market Funds	$6,300,766	$-	$-	$6,300,766
Other Investments - Assets*
Futures Contracts	159,939	2,431	-	162,370
Other Investments - Liabilities*
Futures Contracts	(111,454)	(33,312)	-	(144,766)
Total Other Investments	48,485	(30,881)	-	17,604
Total Investments	$6,349,251	$(30,881)	$-	$6,318,370

	Level 1	Level 2	Level 3	Total
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF
Investments in Securities
Mutual Fund	$-	$422,242,372	$-	$422,242,372
Money Market Funds	4,371,720,308	-	-	4,371,720,308
Total Investments in Securities	4,371,720,308	422,242,372	-	4,793,962,680
Other Investments - Assets*
Futures Contracts	27,382,164	-	-	27,382,164
Swap Agreements	-	8,607,515	-	8,607,515
	27,382,164	8,607,515	-	35,989,679
Other Investments - Liabilities*
Futures Contracts	(34,292,127)	-	-	(34,292,127)
Total Other Investments	(6,909,963)	8,607,515	-	1,697,552
Total Investments	$4,364,810,345	$430,849,887	$-	$4,795,660,232

*	Unrealized appreciation (depreciation).